Cover	Sep. 29, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2023
Entity File Number	000-55961
Entity Registrant Name	Decentral Life, Inc.
Entity Central Index Key	0001281984
Entity Tax Identification Number	46-0495298
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6400 S. Fiddlers Green Cir.
Entity Address, Address Line Two	Suite 1180
Entity Address, City or Town	Greenwood Village
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	855
Local Phone Number	933-3277
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false